1933 Act File No. 33-44737
                                          1940 Act File No. 811-6511

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No.    25   ...................         X
                                 --------                         ------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   26   ...................................         X
                  -------                                         ------

                                  REGIONS FUNDS

               (Exact Name of Registrant as Specified in Charter)

           5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                               1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) _X_ on September 23, 2001 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro  Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

PART C.    OTHER INFORMATION.
           -----------------

Item 23.    Exhibits
                  (a) Conformed copy of Restatement and Amendment No. 9 to the Declaration of Trust of the Registrant; (17)
                  (b)   Copy of By-Laws of the Registrant; (1)
                        (i)   Copy of Amendment Nos. 1 through 4 to the
                         By-Laws of the Registrant; (13)
                  (c)   Copy of Specimen Certificate for Shares of Beneficial
                         Interest of the Registrant; (4)
                  (d) (i) Conformed copy of Investment Advisory Contract of the Registrant, through and including conformed copies of Exhibits A, B, C, and D;(7)
(ii)  Conformed copy of Exhibits E and F to the Investment Advisory Contract of
                               the Registrant to add First Priority Equity
                               Income Fund and First Priority Balanced Fund, respectively, to the Investment Advisory Contract; (11)
                        (iii)  Conformed of Exhibit G to the Investment
                               Advisory Contract of the Registrant;(17)
                  (e)   (i) Conformed copy of Distributor's Contract of the
                            Registrant, including conformed copies of
                            Exhibits A, B, and C; (7)
                      (ii) Conformed Copy of Exhibit D to the Distributor's Contract of the Registrant to add First Priority Equity Income Fund and First Priority Balanced Fund, respectively, to the Distributor's Contract; (11)
(iii) Conformed copy of Exhibits E and F to the Distributor's Contract of the
                             Registrant; (13)


(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).
(4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).
(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).
(11) Response is incorporated by reference to Post-Effective Amendment No. 11 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).
(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).
(17) Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

                        (iv) Conformed copy of Exhibit G to the Distributor's Contract of the Registrant; (15)
                        (v) Conformed copy of Exhibit H to the Distributor's Contract of the Registrant;(17)
                  (f)   Not applicable;
                  (g) Conformed copy of Custodian Contract of the Registrant between First Priority Funds and Regions Bank; (4)
                  (h)   (i)     Conformed copy of Fund Accounting and
                                Shareholder Recordkeeping Agreement (5);
                        (ii)    Copy of Exhibit 1 to the Fund Accounting and
                                Shareholder Recordkeeping Agreement;(17)
                        (iii)   Copy of Amendments 1 through 3 to Exhibit 1 to
                                the Fund Accounting and Shareholder
                                Recordkeeping Agreement;(17)
                        (iv)    Copy of Schedule A1, B, C2 and D to Exhibit 1 to
                                the Fund Accounting and Shareholder
                                Recordkeeping Agreement;(17)
                        (v)     Form of Shareholder Services Plan of the
                                 Registrant; (7)
                        (vi)    Conformed copy of Shareholder Services Agreement
                                with conformed copy of Exhibit A attached thereto; (13)
(a)   Conformed copy of Exhibit B to the
                                Shareholder Services Agreement;(17)
                        (vii)   Conformed copy of Administrative Services
                                 Agreement;(10)
(viii)      Amendment No. 1 to Administrative Services Agreement; (13)


(4) Response is incorporated by reference to Post-Effective Amendment No. 5 on Form N-1A filed January 24, 1994 (File Nos. 33-44737 and 811-6511).
(5) Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).
(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).
(10) Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 26, 1996 (File Nos. 33-44737 and 811-6511).
(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).
(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).
(17) Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

                  (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (11)
                  (j)   Conformed Copy of Independent Auditors Consent;(17)
                  (k)   Not applicable;
                  (l)   Conformed Copy of Initial Capital Understanding; (5)
                  (m)   (i)    Conformed copy of Distribution Plan of the
                               Registrant, through and including conformed
                               copies of Exhibits A and B;(7) (a)Conformed Copy
                               of Exhibit C to the Distribution Plan of the
                               Registrant; (11) (b)Conformed copy of Exhibit D
                               to the Distribution Plan of the Registrant; (15)
(ii)  Copy of Rule 12b-1 Agreement through and including Exhibit A; (1)
(iii) Copy of Amendment No. 1 to Exhibit A of the Rule 12b-1 Agreement; (12)
                  (n)    (i)   Conformed Copy of Multiple Class Plan; (9)
                         (ii)  Conformed copy of Exhibits A & B to Multiple
                                Class Plan; (13)
                         (iii) Conformed copy of Exhibit C to Multiple Class
                               Plan; (17)
                  (o)    (i)   Conformed Copy of Power of Attorney of the
                                 Registrant;(17)
                         (ii)  Conformed copies of Power of Attorney of Trustee
                               of the Registrant; (16)
                  (p)          Copy of Code of Ethics;(17)


(1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 23, 1991 (File Nos. 33-44737 and 811-6511).
(5) Response is incorporated by reference to Post-Effective Amendment No. 6 on Form N-1A filed June 29, 1994 (File Nos. 33-44737 and 811-6511).
(7) Response is incorporated by reference to Post-Effective Amendment No.7 on Form N-1A filed October 7, 1994 (File Nos. 33-44737 and 811-6511).
(9) Response is incorporated by reference to Post-Effective Amendment No. 9 on Form N-1A filed June 29, 1995 (File Nos. 33-44737 and 811-6511).
(11) Response is incorporated by reference to Post-Effective Amendment No. 10 on Form N-1A filed January 22, 1997 (File Nos. 33-44737 and 811-6511).
(12) Response is incorporated by reference to Post-Effective Amendment No. 12 on Form N-1A filed January 20, 1998 (File Nos. 33-44737 and 811-6511).
(13) Response is incorporated by reference to Post-Effective Amendment No. 13 on Form N-1A filed September 18, 1998 (File Nos. 33-44737 and 811-6511).
(15) Response is incorporated by reference to Post-Effective Amendment No. 16 on Form N-1A filed January 29, 1999 (File Nos. 33-44737 and 811-6511).
(16) Response is incorporated by reference to Post-Effective Amendment No. 18 on Form N-1A filed January 26, 2000 (File Nos. 33-44737 and 811-6511).
(17) Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed January 30, 2001 (File Nos. 33-44737 and 811-6511).

Item 24.    Persons Controlled by or Under Common Control with Registrant:
            -------------------------------------------------------------

            None

Item 25.    Indemnification: (1)
            ---------------

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

         For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

         The remaining Officers of the investment adviser are:

         Executive Vice Presidents:          William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

         Senior Vice Presidents:             Stephen F. Auth
                                             Joseph M. Balestrino
                                             David A. Briggs
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Michael P. Donnelly
                                             Linda A. Duessel
                                             Mark E. Durbiano
                                             James E. Grefenstette
                                             Jeffrey A. Kozemchak
                                             Sandra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski
                                             Bernard A. Picchi
                                             Peter Vutz

         Vice Presidents:                    Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             Nancy J.Belz
                                             G. Andrew Bonnewell
                                             Micheal W. Casey
                                             Robert E. Cauley
                                             Fred B. Crutchfield
                                             Lee R. Cunningham, II
                                             Alexandre de Bethmann
B.    Anthony Delserone, Jr.
                                             Donald T. Ellenberger
                                             Eamonn G. Folan
                                             Kathleen M. Foody-Malus
         Vice Presidents cont.               Thomas M. Franks
                                             Marc Halperin
                                             John W. Harris
                                             Patricia L. Heagy
                                             Susan R. Hill
                                             William R. Jamison
                                             Constantine J. Kartsonas
                                             Nathan H. Kehm
                                             John C. Kerber
                                             Robert M. Kowit
                                             Richard J. Lazarchic
                                             Steven J. Lehman
                                             Marian R. Marinack
                                             Christopher Matyszewski
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             Jeffrey A. Petro
                                             John Quartarolo
                                             Keith J. Sabol
                                             Ihab Salib
                                             Frank Semack
                                             Aash M. Shah
                                             Michael W. Sirianni, Jr.
                                             Christopher Smith
                                             Timothy G. Trebilcock
                                             Leonardo A. Vila
                                             Paige M. Wilhelm
                                             Richard Winkowski
                                             Lori A. Wolff
                                             George B. Wright

         Assistant Vice Presidents:          Catherine A. Arendas
                                             Angela Auchey
                                             Nancy J. Belz
                                             Regina Chi
                                             Ross M. Cohen
                                             James R. Crea, Jr.
                                             Karol M. Crummie
                                             Fred B. Crutchfield
                                             James H. Davis, II
                                             Joseph DelVecchio
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             John T. Gentry
                                             David Gilmore
                                             Nikola A. Ivanov
                                             Carol Kayworth
                                             Nathan H. Kehm
                                             John C. Kerber
                                             J. Andrew Kirschler
                                             Ted T. Lietz, Sr.
                                             Monica Lugani
                                             Natalie F. Metz
                                             Theresa Miller
                                             Thomas Mitchell
                                             Bob Nolte
                                             Mary Kay Pavuk
                                             Rae Ann Rice
                                             Roberto Sanchez-Dahl, Sr.
                                             Sarath Sathkumara
                                             James W. Schaub
         Asst. Vice Presidents cont.         Jennifer G. Setzenfand
                                             John Sidawi
                                             Diane R. Startari
                                             Diane Tolby
                                             Peter Tropaitis
                                             Michael R. Tucker
                                             Steven J. Wagner

         Secretary:                          G. Andrew Bonnewell

         Treasurer:                          Thomas R. Donahue

         Assistant Secretaries:              C. Grant Anderson
                                             Leslie K. Ross

         Assistant Treasurer:                Denis McAuley, III

         The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:
            -----------------------

(a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.



            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher T. Fives
                              James S. Hamilton
                              James M. Heaton
                              Robert Kowit
                              Richard J. Lazarchic
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Frank Semack
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Scott Charlton
                              Ross Cohen
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              David Gilmore
        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Vice Presidents cont.         John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Nick Ivanov
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              John Nichol
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Roberto Sanchez-Dahl
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
                              Colin B. Starks
                              Jeffrey A. Stewart
                              Peter Tropaitis
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              David Bruns
                              Hanan Callas
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Asst. Vice Presidents cont.   Jennifer Fetteroff
                              John T. Glickson
                              Kathryn P. Heagy
                              Ram Kolluri
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long
                              Kyle D. Stewart

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson
                                Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

            (c)  Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

            All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                5800 Corporate Drive
                                          Pittsburgh, PA  15237-7010

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Regions Bank                              P.O. Box 10247
Capital Management Group                  Birmingham, Alabama 35202
(Advisor and Custodian)

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.



                                   SIGNATURES
    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, REGIONS FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, all in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 24th day of August, 2001.

                                  REGIONS FUNDS

                  BY: /s/ Gail C. Jones
                  Gail C. Jones, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  August 24, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By: /s/Gail C. Jones
    Gail C. Jones                 Attorney In Fact          August 24, 2001
    ------------------
    ASSISTANT SECRETARY           For the Persons
                                  Listed Below

    NAME                            TITLE

John F. Donahue*                  Chairman and Trustee
                                  (Chief Executive Officer)

Peter J. Germain*                 President

John W. McGonigle*                Executive Vice President and Secretary

Richard J. Thomas*                Treasurer (Principal Financial and Accounting
                                  Officer)

J. Christopher Donahue*           Executive Vice President and Trustee

Thomas G. Bigley*                 Trustee

John T. Conroy, Jr.*              Trustee

Nicholas P. Constantakis*         Trustee

John F. Cunningham*               Trustee

Lawrence D. Ellis, M.D.*          Trustee

Peter E. Madden*                  Trustee

Charles F. Mansfield, Jr.*        Trustee

John E. Murray, Jr.*              Trustee

Marjorie P. Smuts*                Trustee

John S. Walsh*                    Trustee

* By Power of Attorney